Earnings/(Loss) per Share (Details) - USD ($) $ / shares in Units, shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Earnings per share [abstract]
Income attributable to common equity holders	$ 5,272	$ 24,280	$ 14,950
Weighted average number of shares – basic and diluted	20,582,301	20,582,301	14,809,536
Diluted earnings (loss) per share	$ 0.26	$ 1.18	$ 1.01
Basic earnings (loss) per share	$ 0.26	$ 1.18	$ 1.01